Property, Plant and Equipment	6 Months Ended
Jun. 30, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

8. PROPERTY, PLANT AND EQUIPMENT

During the six months ended June 30, 2021, the Group acquired items of property, plant and equipment with a cost of US$28,822,000 (for the six months ended June 30, 2020: US$25,250,000). Among which, the charge from a customer under a license and collaboration agreement amounted to US$4,204,000 (for the six months ended June 30, 2020: US$7,294,000).